Summary of Revenue by Region (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 2,696,000	$ 3,379,000	$ 12,161,419	$ 4,527,879
Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	99.00%	100.00%
Customer [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage			100.00%	100.00%
Americas [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 2,115,000	$ 2,612,000	$ 9,193,173	$ 2,564,074
Americas [Member] | Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	78.00%	77.00%
Americas [Member] | Customer [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage			76.00%	57.00%
EMEA [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 441,000	$ 556,000	$ 1,066,254	$ 1,492,561
EMEA [Member] | Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	16.00%	17.00%
EMEA [Member] | Customer [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage			9.00%	33.00%
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 140,000	$ 211,000	$ 1,901,992	$ 471,244
Asia Pacific [Member] | Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	5.00%	6.00%
Asia Pacific [Member] | Customer [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage			15.00%	10.00%